Accrued Compensation and Benefits (Tables)	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule of Payables and Accruals [Line Items]
Schedule of Accrued Liabilities
Accrued compensation and benefits consisted of the following (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Paid time off	$30,421	$28,956	$31,317
Accrued payroll and payroll taxes	25,697	26,213	15,619
Incentive bonus plan	16,142	16,829	5,059
Share based compensation liability	6,600	10,216	10,493
Other	721	146	435
Total accrued compensation and benefits	$79,581	$82,360	$62,923